Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Future amortization expense of patents
For the Years Ending December 31		Harris Patent Portfolio	CompuFill Patent Portfolio	Rockstar Patent Portfolio	Other Costs	Total Amortization
2013	*	$11,765	$10,294	$247,001	$10,344	$279,404
2014		47,059	41,176	795,348	41,376	924,959
2015		47,059	41,176	672,310	41,376	801,921
2016		47,059	41,176	672,310	41,376	801,921
2017		47,059	41,176	433,918	41,376	563,529
Thereafter		196,077	171,571	1,056,112	172,417	1,596,177
Total		$396,078	$346,569	$3,876,999	$348,265	$4,967,911

Antidilutive securities excluded from computation of earnings per share
	September 30, 2013	September 30, 2012
Convertible preferred stock	13,796,852	4
Warrants to purchase common stock	66,062	67,637
Non-vested restricted stock awards	250	-
Options to purchase common stock	2,012,163	2,425
Total	15,875,327	70,066

Discontinued operations
	2012	2011

Revenue	$728,312	$820,925

Direct cost and operating expense	(417,428)	(388,065)
Selling, general and administrative expense	(1,279,875)	(816,389)
Loss from discontinued operations before taxes	$(968,991)	$(383,529)

Change in level 3 fair value

The following table summarizes the activity of Level 3 inputs measured on a recurring basis for the year ended December 31, 2012:

Fair Value Measurements of Warrants Using Significant Unobservable Inputs (Level 3)
Balance at December 31, 2011	$3,125,000

Change in fair value of Warrant Liability	(2,208,000)

Balance at December 31, 2012	$917,000

Diluted earning per share Calculation
Diluted earnings per share Calculation	December 31, 2012	December 31, 2011

Net (loss) income	$(3,857,024)	$19,585
Less other income from change in fair value of warrants assumed exercised	--	(730,862)
Adjusted net loss	$(3,857,024)	$(711,277)

Diluted shares outstanding
Weighted average shares outstanding,	273,567	131,285
Shares assumed exercised	--	7,061
Diluted shares outstanding	273,567	138,346

Net loss per share, diluted	$(14.10)	$(5.14)